Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 23,566	¥ 61,039
Gross realized losses on sales of Available-for-sale debt securities	22,621	15,800
Corporate Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)—net		¥ 661
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities